SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Millions	12 Months Ended			16 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 14, 2024 USD ($) shares
SUBSEQUENT EVENTS
Repurchase of share | ¥	¥ 48,117	¥ 3,837	¥ 2,750
American depositary shares
SUBSEQUENT EVENTS
Share repurchased | shares				4,037,741
Share repurchase value | $				$ 12.1
Repurchase of ordinary shares (in shares) | shares				3,607,481
Repurchase of share | $				$ 11.5